Variable Interest Entity (Details) - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations - Variable Interest Entities []Member[ - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 2,445,865	$ 2,102,586
Accounts receivable, net	28,997,596	14,598,565
Prepayments	13,999,898	5,381,729
Other receivables	130,349	41,268
Loans receivable		249,377
Amount due from related parties	189,222
Total current assets	45,762,930	22,373,525
NON-CURRENT ASSET
Property and equipment, net	659,569	123,446
Deferred tax assets	88,672	15,166
Deposits	660,239	610,323
Total non-current asset	1,408,480	749,004
Total assets	47,171,410	23,122,529
Short-term bank borrowings	1,830,400	3,158,680
Accounts and notes payable	13,673,612	3,307,085
Other payables and accrued liabilities	6,829,338	3,597,133
Amount due to related parties	4,849,607	5,958,665
Tax payable	1,229,697	1,270,466
Current portion of capital lease and financing obligations	13,054,470
Total current liabilities	41,467,124	17,292,029
LIABILITIES
Total liabilities
SHAREHOLDERS’ EQUITY
Ordinary shares
Additional paid-in capital	1,591,040	1,638,346
Statutory reserves	448,003	68,440
Retained earnings	3,719,832	4,158,803
Accumulated other comprehensive (loss) income	(54,589)	(35,089)
Total shareholders’ equity	5,704,286	5,830,500
Total liabilities and shareholders’ equity	47,171,410	23,122,529
Revenues	64,376,185	27,053,149
Net (loss) income	985,311	2,487,522
Net cash flows from investing activities	2,445,865
Net cash flows from financing activities	$ 45,762,929	$ (10,574,884)